SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Restricted cash and deposit	$ 2,061	$ 49